Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	117 Months Ended	120 Months Ended
	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024
C000016568
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
C000016571
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
C000149477
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000016572
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class S
C000016573
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
Without Sales Load [Member] | C000016568
Average Annual Return [Line Items]
Average Annual Return, Percent	15.16%	7.62%		3.68%
Without Sales Load [Member] | C000016571
Average Annual Return [Line Items]
Average Annual Return, Percent	14.30%	6.83%		2.92%
Without Sales Load [Member] | C000149477
Average Annual Return [Line Items]
Average Annual Return, Percent	15.67%	8.07%	4.38%
Without Sales Load [Member] | C000016572
Average Annual Return [Line Items]
Average Annual Return, Percent	15.50%	7.92%		3.94%
Without Sales Load [Member] | C000016573
Average Annual Return [Line Items]
Average Annual Return, Percent	15.55%	7.98%		4.01%
DWS Index: MSCI EAFE Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Average Annual Return, Percent	19.40%	8.61%		5.20%
DWS Index: MSCI EAFE Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Average Annual Return, Percent	19.40%	8.61%		5.20%
DWS Index: MSCI EAFE Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Average Annual Return, Percent	19.40%	8.61%	5.77%
DWS Index: MSCI EAFE Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Average Annual Return, Percent	19.40%	8.61%		5.20%
DWS Index: MSCI EAFE Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Average Annual Return, Percent	19.40%	8.61%		5.20%
DWS Index: MSCI EAFE® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
DWS Index: MSCI EAFE® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
DWS Index: MSCI EAFE® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
DWS Index: MSCI EAFE® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
DWS Index: MSCI EAFE® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index